Ashley E. Graffeo direct dial: 614.462.2661 agraffeo@bakerlaw.com

December 19, 2017

BY ELECTRONIC SUBMISSION
United States Securities and Exchange Commission
Division of Corporation Finance
Office of Healthcare & Insurance
Washington, DC 20549

Re: Monopar Therapeutics Inc.
Amendment No. 1 to the
Registration Statement on Form 10-12G Filed November 9, 2017 File No. 000-5866
Ladies and Gentlemen:

Accompanying this letter for filing on behalf of Monopar Therapeutics Inc. (the “Company”) by way of electronic submission is Amendment No. 1 to the Company’s Registration Statement on Form 10-12G, filed November 9, 2017 (the “Registration Statement”). The following addresses the comments of the Staff of the Commission with respect to the Registration Statement, as conveyed in a letter dated December 6, 2017. We have referred to the comments by the numbers indicated in the December 6, 2017 letter.
Forward-Looking Statements and Industry Data
Forward-Looking Statements, page i

1.           The suggested revision has been made on page ii.

2.           The suggested revision has been made on page i.

Industry, page ii

3.           The suggested revision has been made on page ii.

Item 1, Business, page 1

4.           The suggested revisions have been made on page 6, page 8, and page 9.

Our Drug Product Candidates, page 4

5.           The suggested revisions have been made on page 6, page 8, and page 9.

Validive® (clonidine mucobuccal tablet: clonidine MBT)
Clinical Data, page 6

6.           The suggested revisions have been made on page 6.

GPX-150 (5-imino 13-deoxvdoxorubicin)
Clinical Data, page 8

7.           The suggested revisions have been made on page 8.

MNPR-101 fhuATN-658)
Combination Use, page 10

8.           The suggested revision has been made on page 10.

Material Agreements, page 11

9.           Revisions have been made on pages 11, 51, and 66 to disclose that the option fee is not expected to have a material effect on the Company’s financial position. The option fee is expressed in British pounds and therefore the value in U.S. dollars may vary slightly depending on the exchange rate at the time of payment. However, the option fee is less than 4% of the Company’s net assets as reflected on the Company’s unaudited condensed financial statements for the nine months ended September 30, 2017, and therefore payment of the option fee will not have a material effect on our financial position.

10.           The suggested revisions have been made on pages 12, 52, and 66; the royalty term will expire based on the last to occur of three different occasions, one of which is a particular term of years after the first commercial sale of the product, which is a confidential term and has not been disclosed. However, this is not a material term because it is shorter than the other two terms and is the least likely cause of termination of royalty payments.

Intellectual Property Portfolio, page 12

11.           The suggested revisions have been made on page 12 and page 13.

Management's Discussion and Analysis Critical Accounting Policies and Use of Estimates
Stock-Based Compensation, page 53

12.           The suggested revisions have been made on page 54.

Liquidity and Capital Resources
Contractual Obligations and Commitments, page 65

13.           The suggested disclosures have been made on pages 11, 12, 51, 52, and 66; the amount of milestones that the Company may be obligated to pay pursuant to its’ agreement with Cancer Research UK is confidential, and is also not material and therefore has not been disclosed.

The Cancer Research UK milestones are not material. There are two categories of milestones in the Cancer Research UK agreement: 1. Developmental milestones, and 2. Milestones based on the net sales value of a product. The first category of milestones are not material to the Company’s financial position because they are not due until the Company reaches certain developmental milestones for a product. These milestones are not likely to occur in the near future; if the milestones do occur it will mean that a drug product has achieved a higher level of developmental success and the value of the Company will be increased because of that success. Therefore at the time the milestones come due they will not represent a material impact on the Company’s financial position. The second category of milestones are not due unless net sales value reaches a certain cumulative amount; the milestones due in this case are a single digit percentage of net sales and therefore are not material to the Company’s financial position.

Item 4, Security Ownership of Certain Beneficial Owners and Management page 70

14.           The suggested revisions have been made on page 72. Although we have disclosed the owner with significant voting and investment power over Gem, the Company is not aware of such owner’s precise ownership percentage.

General

15.           The Company respectfully acknowledges the Staff’s comment and understands that it will be subject to the reporting requirements under Section 13(a) of the Securities Exchange Act of 1934 once the Form 10 becomes effective. The Company will continue to respond to the Staff’s comments until all of such comments have been addressed.

Other

The Registration Statement has been amended to reflect primarily the foregoing. In addition, the six month financial statements have been replaced with the nine month financial statements, the Management’s Discussion and Analysis has been updated to reflect information included in the nine month financial statements, and various calculations have been updated to provide the most recent information available.

Please direct any questions or comments regarding the forgoing or regarding Amendment No. 1 to the Registration Statement to the undersigned.

Sincerely,

/s/Ashley E. Graffeo

Ashley E. Graffeo